Real Estate Investment Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Real Estate [Abstract]
Real Estate Investment Assets

4. Real Estate Investment Assets

The following table is a roll forward of real estate investment assets:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2021

Beginning balance	$1,651	$1,181	$1,181
Deposits from real estate investments	(185)	(200)	–
Proceeds from the sale of real estate investments	(1,017)	–	–
Additions for construction/development	1,159	670	59
Ending balance	$1,608	$1,651	$1,240

4. Real Estate Investment Assets

During June 2020, the Company acquired two lots from a borrower in exchange for the transfer of loans secured by those lots. The Company extinguished the principal balance for the loans on the lots in the amount of $640 and in addition, paid a $500 management fee for the development of homes on certain of the Company’s lots that were previously carried as loan receivables. The management fee was paid through reducing the principal balance on a current loan receivable with the borrower.

The following table is a roll forward of real estate investment assets:

	December 31, 2021	December 31, 2020

Beginning balance	$1,181	$–
Transfers from loans	–	1,140
Deposits from real estate investments	(200)	–
Additions for construction/development	670	41
Ending balance	$1,651	$1,181